Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Measurement Bases
Basis of Measurement and Statement of Compliance
The consolidated financial statements have been prepared by management on a historical cost basis with some exceptions, as detailed in the accounting policies set out below in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). These accounting policies have been applied consistently for all periods presented in these consolidated financial statements.
These consolidated financial statements were approved and signed by the Chair of the Audit Committee and the Chief Executive Officer on February 28, 2018 having been duly authorized to do so by the Board of Directors.
Certain prior years’ amounts have been reclassified to conform with current presentation.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of Husky Energy Inc. and its subsidiaries. Subsidiaries are defined as any entities, including unincorporated entities such as partnerships, for which the Company has the power to govern their financial and operating policies to obtain benefits from their activities. The Company's accounts reflect the proportionate share of the assets, liabilities, revenues, expenses and cash flows from the Company's activities that are conducted jointly with third parties. Intercompany balances, net earnings and unrealized gains and losses arising from intercompany transactions are eliminated in preparing the consolidated financial statements. A portion of the Company's activities relate to joint ventures (see Note 11), which are accounted for using the equity method.

Use of Estimates, Judgments and Assumptions
Use of Estimates, Judgments and Assumptions
The timely preparation of the consolidated financial statements requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingencies, if any, as at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from these estimates, judgments and assumptions.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and on a prospective basis. By their nature, estimates are subject to measurement uncertainty and changes in such estimates in future years could require a material change in the consolidated financial statements. These underlying assumptions are based on historical experience and other factors that management believes to be reasonable under the circumstances, and are subject to change as new events occur, as more industry experience is acquired, as additional information is obtained, and as the Company's operating environment changes. Specifically, amounts recorded for depletion, depreciation, amortization and impairment, asset retirement obligations, assets and liabilities measured at fair value, employee future benefits, income taxes and reserves and contingencies are based on estimates.
Management makes judgments regarding the application of IFRS for each accounting policy. Critical judgments that have the most significant effect on the amounts recognized in the consolidated financial statements include determination of technical feasibility and commercial viability, impairment assessments, the determination of cash generating units (“CGUs”), changes in reserve estimates, the determination of a joint arrangement, the designation of the Company's functional currency and the fair value of related party transactions.
Significant estimates, judgments and assumptions made by management in the preparation of these consolidated financial statements are outlined in detail in Note 3.

Functional and Presentation Currency
Functional and Presentation Currency
The consolidated financial statements are presented in Canadian dollars, which is the Company's functional currency. All financial information is presented in millions of Canadian dollars, except per share amounts and unless otherwise stated.
The designation of the Company's functional currency is a management judgment based on the currency of the primary economic environment in which the Company operates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand less outstanding cheques and deposits with an original maturity of less than three months at the time of purchase. When outstanding cheques are in excess of cash on hand and short-term deposits, and the Company has the ability to net settle, the excess is reported in bank operating loans.
Cash and cash equivalents held that are not available for use are classified as restricted cash. When restricted cash is not expected to be used within 12 months, it is classified as a non-current asset.

Inventories
Inventories
Crude oil, natural gas, refined petroleum products and sulphur inventories are valued at the lower of cost or net realizable value. Cost is determined using average cost or on a first-in, first-out basis, as appropriate. Materials, parts and supplies are valued at the lower of average cost or net realizable value. Cost consists of raw material, labour, direct overhead, operating costs, transportation and depreciation, depletion and amortization. Commodity inventories held for trading purposes are carried at fair value and measured at fair value less costs to sell based on Level 2 observable inputs, refer to policy Note 3 (m). Any changes in commodity inventory fair value are included as gains or losses in marketing and other in the consolidated statements of income, during the period of change. Previous inventory impairment provisions are reversed when there is a change in the condition that caused the impairment and the inventory remains on hand. Unrealized intersegment net earnings on inventory sales are eliminated.

Precious Metals
Precious Metals
The Company uses precious metals in conjunction with a catalyst as part of the downstream upgrading and refining processes. These precious metals remain intact; however, there is a loss during the reclamation process. The estimated loss is amortized to production and operating expenses over the period that the precious metal is in use, which is approximately two to five years. After the reclamation process, the actual loss is compared to the estimated loss and any difference is recognized in net earnings. Precious metals are included in other assets on the balance sheet.

Exploration and Evaluation Assets and Property, Plant and Equipment
Exploration and Evaluation Assets and Property, Plant and Equipment
i)    Cost
Oil and gas properties and other property, plant and equipment are recorded at cost, including expenditures that are directly attributable to the purchase or development of an asset. Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are included in the asset cost. Capitalization ceases when substantially all activities necessary to prepare the qualifying asset for its intended use are complete.
ii)    Exploration and evaluation costs
The accounting treatment of costs incurred for oil and natural gas exploration, evaluation and development is determined by the classification of the underlying activities as either exploratory or developmental. The results from an exploration drilling program can take considerable time to analyze, and the determination that commercial reserves have been discovered requires determination of technical feasibility, commercial viability and industry experience. Exploration activities can fluctuate from year to year, due to such factors as the level of exploratory spending, the level of risk sharing with third parties participating in exploratory drilling and the degree of risk associated with drilling in particular areas. Properties that are assumed to be productive may, over a period of time, actually deliver oil and gas in quantities different than originally estimated because of changes in reservoir performance.
Costs incurred after the legal right to explore an area has been obtained and before technical feasibility and commercial viability of the area have been established are capitalized as exploration and evaluation assets. These costs include costs to acquire acreage and exploration rights, legal and other professional fees and land brokerage fees. Pre-license costs and geological and geophysical costs associated with exploration activities are expensed in the period incurred. Costs directly associated with an exploration well are initially capitalized as an exploration and evaluation asset until the drilling of the well is complete and the results have been evaluated.  If extractable hydrocarbons are found and are likely to be developed commercially, but are subject to further appraisal activity, which may include the drilling of wells, the costs continue to be carried as an exploration and evaluation asset while sufficient and continued progress is made in assessing the commercial viability of the hydrocarbons. Capitalized exploration and evaluation costs or assets are not depreciated and are carried forward until technical feasibility and commercial viability of the area is determined or the assets are determined to be impaired. Management determines technical feasibility and commercial viability when exploration and evaluation assets are reclassified to property, plant and equipment. This decision considers several factors, including the existence of reserves, establishing commercial and technical feasibility and whether the asset can be developed using a proved development concept and has received internal approval. Upon the determination of technical feasibility and commercial viability, capitalized exploration and evaluation assets are then transferred to property, plant and equipment. All such carried costs are subject to technical, commercial and management review, as well as review for impairment indicators, at least every reporting period to confirm the continued intent to develop or otherwise extract value from the discovery. These costs are also tested for impairment when transferred to property, plant and equipment. Capitalized exploration and evaluation expenditures related to wells that do not find reserves, or where no future activity is planned, are expensed as exploration and evaluation expenses.
The application of the Company's accounting policy for exploration and evaluation costs requires judgment in determining whether it is likely that future economic benefit exists when activities have not reached a stage where technical feasibility and commercial viability can be reasonably determined. Judgments may change as new information becomes available.
iii)    Development costs
Expenditures, including borrowing costs, on the construction, installation and completion of infrastructure facilities, such as platforms, pipelines and the drilling of development wells, are capitalized as oil and gas properties. Costs incurred to operate and maintain wells and equipment to lift oil and gas to the surface are expensed as production and operating expenses.
iv)    Other property, plant and equipment
Repair and maintenance costs, other than major turnaround costs, are expensed as incurred. Major turnaround costs are capitalized as part of property, plant and equipment when incurred and are amortized over the estimated period of time to the anticipated date of the next turnaround.
v)    Depletion, depreciation and amortization
Oil and gas properties are depleted on a unit-of-production basis over the proved developed reserves of the particular field, except in the case of assets whose useful life is shorter or longer than the lifetime of the proved developed reserves of that field, in which case the straight-line method or a unit-of-production method based on total proved plus probable reserves is applied. The unit-of-production rate for the depletion of oil and gas properties related to total proved plus probable reserves takes into account expenditures incurred to date together with sanctioned future development expenditures required to develop the field.
Oil and gas reserves are evaluated internally and audited by independent qualified reserve engineers. The estimation of reserves is an inherently complex process and involves the exercise of professional judgment. Estimates are based on projected future rates of production, estimated commodity prices, engineering data and the timing of future expenditures, all of which are subject to uncertainty. Changes in reserve estimates can have an impact on reported net earnings through revisions to depletion, depreciation and amortization expense, in addition to determining possible impairments and reversal of impairments of property, plant and equipment.
Net reserves represent the Company's undivided gross working interest in total reserves after deducting crown, freehold and overriding royalty interests. Assumptions reflect market and regulatory conditions, as applicable, as at the balance sheet date and could differ significantly from other points in time throughout the year or future periods. Changes in market and regulatory conditions and assumptions can materially impact the estimation of net reserves.
Depreciation for substantially all other property, plant and equipment is provided using the straight-line method based on the estimated useful lives of assets, which range from five to forty-five years, less any estimated residual value. The useful lives of assets are estimated based upon the period the asset is expected to be available for use by the Company. Residual values are based upon the estimated amount that would be obtained on disposal, net of any costs associated with the disposal. Other property, plant and equipment held under finance leases are depreciated over the shorter of the lease term and the estimated useful life of the asset.
Depletion, depreciation and amortization rates for all capitalized costs associated with the Company's activities are reviewed at least annually, or when events or conditions occur that impact capitalized costs, reserves and estimated service lives.
vi) Finance Leases
Finance leases, which transfer substantially all of the risks and rewards incidental to ownership of the leased item to the Company, are capitalized at the commencement of the lease term at the fair value of the lease property or, if lower, at the present value of the minimum lease payments. Capitalized leased assets are depreciated over the shorter of the estimated useful life of the asset or the lease term.
All other leases are accounted for as operating leases and the lease costs are expensed as incurred.

Joint Arrangements
Joint Arrangements
Joint arrangements represent activities where the Company has joint control established by a contractual agreement. Joint control requires unanimous consent for financial and operational decisions. A joint arrangement is either a joint operation, whereby the parties have rights to the assets and obligations for the liabilities, or a joint venture, whereby the parties have rights to the net assets.
For a joint operation, the consolidated financial statements include the Company's proportionate share of the assets, liabilities, revenues, expenses and cash flows of the joint arrangement. The Company reports items of a similar nature to those on the financial statements of the joint arrangement, on a line-by-line basis, from the date that joint control commences until the date that joint control ceases.
Joint ventures are accounted for using the equity method of accounting and recognized at cost and adjusted thereafter for the post-acquisition change in the Company's share of the joint venture’s net assets. The Company's consolidated financial statements include its share of the joint venture's profit or loss and other comprehensive income (“OCI”) included in investment in joint ventures, until the date that joint control ceases.
Classification of a joint arrangement as either joint operation or joint venture requires judgment. Management's considerations include, but are not limited to, determining if the arrangement is structured through a separate vehicle and whether the legal form and contractual arrangements give the entity direct rights to the assets and obligations for the liabilities within the normal course of business. Other facts and circumstances are also assessed by management, including the entity’s rights to the economic benefits of assets and its involvement and responsibility for settling liabilities associated with the arrangement.

Investments in Associates
Investments in Associates
An associate is an entity for which the Company has significant influence and thereby has the power to participate in the financial and operational decisions but does not control or jointly control the investee. Investments in associates are accounted for using the equity method of accounting and are recognized at cost and adjusted thereafter for the post-acquisition change in the Company's share of the investee’s net assets. The Company's consolidated financial statements include its share of the investee’s profit or loss and OCI until the date that significant influence ceases.

Business Combinations
Business Combinations
Business combinations are accounted for using the acquisition method. Determining whether an acquisition meets the definition of a business combination or represents an asset purchase requires judgment on a case-by-case basis. If the acquisition meets the definition of a business combination, the assets and liabilities are recognized based on the contractual terms, economic conditions, the Company's operating and accounting policies and other factors that exist on the acquisition date, which is the date on which control is transferred to the Company. The identifiable assets and liabilities are measured at their fair values on the acquisition date with limited exceptions. Any additional consideration payable, contingent upon the occurrence of a future event, is recognized at fair value on the acquisition date; subsequent changes in the fair value of the liability are recognized in net earnings. Acquisition costs incurred are expensed and included in selling, general and administrative expenses in the consolidated statements of income.

Goodwill
Goodwill
Goodwill is the excess of the purchase price paid over the recognized amount of net assets acquired through business combinations, which is inherently imprecise as judgment is required in the determination of the fair value of assets and liabilities. Goodwill, which is not amortized, is assigned to appropriate CGUs or groups of CGUs. Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment losses are recognized in net earnings and are not subject to reversal. On the disposal or termination of a previously acquired business, any remaining balance of associated goodwill is included in the determination of the gain or loss on disposal.

Impairment and Reversals of Impairment on Non-Financial Assets
Impairment and Reversals of Impairment on Non-Financial Assets
The carrying amounts of the Company's non-financial assets, other than inventories and deferred tax assets, are reviewed at the end of each reporting period to determine whether there is an indication of impairment or reversal of impairment. If such indication exists, the recoverable amount is estimated.
Determining whether there are any indications of impairment or impairment reversals requires significant judgment of external factors, such as an extended change in prices or margins for oil and gas commodities or products, a significant change in an asset's market value, a significant revision of estimated volumes, revision of future development costs, a change in the entity's market capitalization or significant changes in the technological, market, economic or legal environment that would have an impact on the Company's CGUs. If any indication of impairment or impairment reversals exist, an estimate of the asset's recoverable amount is calculated as the higher of the fair value less costs to sell (“FVLCS”) and the asset's value in use (“VIU”) for an individual asset or CGU. If the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, the asset is tested as part of a CGU, which is the smallest identifiable group of assets, liabilities and associated goodwill that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Determination of the Company's CGUs is subject to management's judgment.
FVLCS is the amount that would be obtained from the sale of a CGU in an arm's length transaction between knowledgeable and willing parties. The FVLCS is generally determined as the net present value of the estimated future cash flows expected to arise from a CGU, including any expansion prospects, and its eventual disposal, using assumptions that an independent market participant may take into account. These cash flows are discounted using a rate that would be applied by a market participant to arrive at a net present value of the CGU.
VIU is the net present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and its eventual disposal. VIU is determined by applying assumptions specific to the Company's continued use and can only take into account sanctioned future development costs. Estimates of future cash flows used in the evaluation of impairment of assets are made using management's forecasts of commodity prices, operating costs and future capital expenditures, forecasted crack spreads, growth rate, discount rate and, in the case of oil and gas properties, expected production volumes. Expected production volumes take into account assessments of field reservoir performance and include expectations about proved and probable volumes and where applicable economically recoverable resources associated with interests in certain Husky properties which are risk-weighted utilizing geological, production, recovery, market price and economic projections. Either the cash flow estimates or the discount rate is risk-adjusted to reflect local conditions as appropriate.
Given that the calculations for recoverable amounts require the use of estimates and assumptions, including forecasts of commodity prices, marketing supply and demand, product margins and in the case of oil and gas properties, expected production volumes, it is possible that the assumptions may change, which may impact the estimated life of the CGU and may require a material adjustment to the carrying value of goodwill and non-financial assets.
An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses recognized with respect to CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the CGU or group of CGUs on a pro rata basis. Impairment losses are recognized in depletion, depreciation, amortization and impairment in the consolidated statements of income.
Impairment losses recognized in prior years are assessed at the end of each reporting period for indications that the impairment has decreased or no longer exists. An impairment loss is reversed only to the extent that the carrying amount of the asset or CGU does not exceed the carrying amount that would have been determined, net of depletion, depreciation and amortization, if no impairment loss had been recognized.

Asset Retirement Obligations (ARO)
Asset Retirement Obligations (“ARO”)
A liability is recognized for future legal or constructive retirement obligations associated with the Company's assets. The Company has significant obligations to remove tangible assets and restore land after operations cease and the Company retires or relinquishes the asset. The retirement of Upstream and Downstream assets consists primarily of plugging and abandoning wells, abandoning surface and subsea plant and equipment and facilities and restoring land to a state required by regulation or contract. The amount recognized is the net present value of the estimated future expenditures determined in accordance with local conditions, current technology and current regulatory requirements. The obligation is calculated using the current estimated costs to retire the asset inflated to the estimated retirement date and then discounted using a credit-adjusted risk-free discount rate. The liability is recorded in the period in which an obligation arises with a corresponding increase to the carrying value of the related asset. The liability is progressively accreted over time as the effect of discounting unwinds, creating an expense recognized in finance expenses. The costs capitalized to the related assets are amortized in a manner consistent with the depletion, depreciation and amortization of the underlying assets. Actual retirement expenditures are charged against the accumulated liability as incurred.
Liabilities for ARO are adjusted every reporting period for changes in estimates. These adjustments are accounted for as a change in the corresponding capitalized cost, except where a reduction in the provision is greater than the undepreciated capitalized cost of the related assets, in which case the capitalized cost is reduced to nil and the remaining adjustment is recognized in net earnings. Changes to the amount of capitalized costs will result in an adjustment to future depletion, depreciation and amortization, and to finance expenses.
Estimating the ARO requires significant judgment as restoration technologies and costs are constantly changing, as are regulatory, political, environmental and safety considerations. Inherent in the calculation of the ARO are numerous assumptions including the ultimate settlement amounts, future third-party pricing, inflation factors, risk-free discount rates, credit risk, timing of settlement and changes in the legal, regulatory, environmental and political environments. Future revisions to these assumptions may result in material changes to the ARO liability. Adjustments to the estimated amounts and timing of future ARO cash flows are a regular occurrence in light of the significant judgments and estimates involved.

Legal and Other Contingent Matters
Legal and Other Contingent Matters
Provisions and liabilities for legal and other contingent matters are recognized in the period when the circumstance becomes probable that a future cash outflow resulting from past operations or events will occur and the amount of the cash outflow can be reasonably estimated. The timing of recognition and measurement of the provision requires the application of judgment to existing facts and circumstances, which can be subject to change, and the carrying amounts of provisions and liabilities are reviewed regularly and adjusted accordingly. The Company is required to both determine whether a loss is probable based on judgment and interpretation of laws and regulations, and determine that the loss can be reasonably estimated. When a loss is recognized, it is charged to net earnings. The Company continually monitors known and potential contingent matters and makes appropriate disclosure and provisions when warranted by the circumstances present.

Financial Instruments
Financial Instruments
Financial instruments are any contracts that give rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial instruments are initially recognized at fair value, and subsequently measured based on classification in one of the following categories: loans and receivables, held to maturity investments, other financial liabilities, fair value through profit or loss (“FVTPL”) or available-for-sale (“AFS”) financial assets.
Financial instruments classified as FVTPL or AFS are measured at fair value at each reporting date; any transaction costs associated with these types of instruments are expensed as incurred. Unrealized gains and losses on AFS financial assets are recognized in OCI (see policy note o) and transferred to net earnings when the asset is derecognized. Unrealized gains and losses on FVTPL financial instruments related to trading activities are recognized in marketing and other in the consolidated statements of income, and unrealized gains and losses on all other FVTPL financial instruments are recognized in other - net.
Financial instruments classified as loans or receivables, held to maturity investments and other financial liabilities are initially measured at fair value and subsequently carried at amortized cost using the effective interest rate method. Transaction costs that are directly attributable to the acquisition or issue of a financial instrument are measured at amortized cost and added to the fair value initially recognized.
Financial instruments subsequently revalued at fair value are further categorized using a three-level hierarchy that reflects the significance of the inputs used in determining fair value. Level 1 fair value is determined by reference to quoted prices in active markets for identical assets and liabilities. Level 2 fair value is based on inputs that are independently observable for similar assets or liabilities. Level 3 fair value is not based on independently observable market data. The disclosure of the fair value hierarchy excludes financial assets and liabilities where book value approximates fair value.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
Derivatives are financial instruments for which the fair value changes in response to market risks, require little or no initial investment and are settled at a future date. Derivative instruments are utilized by the Company to manage various market risks including volatility in commodity prices, foreign exchange rates and interest rate exposures. The Company's policy is not to utilize derivative instruments for speculative purposes. The Company may enter into swap and other derivative transactions to hedge or mitigate the Company's commercial risk, including derivatives that reduce risks that arise in the ordinary course of the Company's business. The Company may choose to apply hedge accounting to derivative instruments.
The fair values of derivatives are determined using valuation models that require assumptions concerning the amount and timing of future cash flows and discount rates. These estimates are also subject to change with fluctuations in commodity prices, interest rates, foreign currency exchange rates and estimates of non-performance. The actual settlement of a derivative instrument could differ materially from the fair value recorded and could impact future results.
i)    Derivative Instruments
All derivative instruments, other than those designated as effective hedging instruments or certain non-financial derivative contracts that meet the Company's own use requirements, are classified as held for trading and are recorded at fair value. Gains and losses on these instruments are recorded in the consolidated statements of income in the period they occur.
The Company may enter into commodity price contracts in order to offset fixed or floating prices with market rates to manage exposures to fluctuations in commodity prices. The estimation of the fair value of commodity derivatives incorporates forward prices and adjustments for quality or location. The related inventory is measured at fair value based on exit prices. Gains and losses from these derivative contracts, which are not designated as effective hedging instruments, are recognized in revenues or purchases of crude oil and products and are initially recorded at settlement date. Derivative instruments that have been designated as effective hedging instruments are further classified as either fair value or cash flow hedges (see “Hedging Activities”).
ii)    Embedded Derivatives
Derivatives embedded in a host contract are recorded separately when the economic characteristics and risks of the embedded derivative are not clearly and closely related to those of the host contract and the host contract is not measured at FVTPL. The definition of an embedded derivative is the same as freestanding derivatives. Embedded derivatives are measured at fair value with gains and losses recognized in net earnings.
iii)    Hedging Activities
At the inception of a derivative transaction, if the Company elects to use hedge accounting, formal designation and documentation is required. The documentation must include: identification of the hedged item or transaction, the hedging instrument, the nature of the risk being hedged, the Company’s risk management objective and strategy for undertaking the hedge and how the Company will assess the hedging instrument’s effectiveness in offsetting the exposure to changes in the hedged item.
A hedge is assessed at inception and at the end of each reporting period to ensure that it is highly effective in offsetting changes in fair values or cash flows of the hedged item. For a fair value hedge, the gain or loss from remeasuring the hedging instrument at fair value is recognized immediately in net earnings with the offsetting gain or loss on the hedged item. When fair value hedge accounting is discontinued, the carrying amount of the hedging instrument is deferred and amortized to net earnings over the remaining maturity of the hedged item.
For a cash flow hedge, the effective portion of the gain or loss is recorded in OCI. Any hedge or portion of a hedge that is ineffective is immediately recognized in net earnings. Hedge accounting is discontinued on a prospective basis when the hedging relationship no longer qualifies for hedge accounting. Any gain or loss on the hedging instrument resulting from the discontinuation of a cash flow hedge is deferred in OCI until the forecasted transaction date. If the forecasted transaction date is no longer expected to occur, the gain or loss is recognized in net earnings in the period of discontinuation.
A net investment hedge of a foreign operation is accounted for similarly to a cash flow hedge. The Company may designate certain U.S. dollar denominated debt as a hedge of its net investment in foreign operations for which the U.S. dollar is the functional currency. The unrealized foreign exchange gains and losses arising from the translation of the debt are recorded in OCI, net of tax, and are limited to the translation gain or loss on the net investment.

Impairment of Financial Assets
Impairment of Financial Assets
A financial asset is assessed at the end of each reporting period to determine whether it is impaired, based on objective evidence indicating that one or more events have had a negative effect on the estimated future cash flows of that asset. Objective evidence used by the Company to assess impairment of financial assets includes quoted market prices for similar financial assets and historical collection rates for loans and receivables.
An impairment loss with respect to a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the net present value of the estimated future cash flows discounted at the original effective interest rate. A revaluation with respect to an AFS financial asset is calculated by reference to its fair value and any amounts in OCI are transferred to net earnings.
Significant financial assets are tested for impairment on an individual basis. The remaining financial assets are assessed collectively in groups that share similar credit risk characteristics.
All impairment losses are recognized in net earnings. An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized.
Given that the calculations for the net present value of estimated future cash flows related to derivative financial assets require the use of estimates and assumptions, including forecasts of commodity prices, marketing supply and demand, product margins and expected production volumes, it is possible that the assumptions may change, which may require a material adjustment to the carrying value of financial assets.

Income Taxes
Income Taxes
Current income tax is recognized in net earnings in the period unless it relates to items recognized directly to equity, including OCI, in which case the deferred income tax is also recorded in equity. Any interest and penalties on income taxes are recognized in interest expense and interest payable. Management periodically evaluates positions taken in the Company's tax returns with respect to situations in which applicable tax regulations are subject to interpretation and reassessment and establishes provisions where appropriate.
Deferred tax is measured using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax assets and liabilities are recognized at expected tax rates in effect in the year when the asset is expected to be realized or the liability settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date. Deferred income tax balances are adjusted to reflect changes in income tax rates that are substantively enacted with the adjustment being recognized in net earnings in the period that the change occurs unless it relates to items recognized directly to equity, including OCI, in which case the deferred income tax is also recorded in equity. Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.
The determination of the Company's income and other tax liabilities requires interpretation of complex laws and regulations often involving multiple jurisdictions. Estimates that require significant judgments are also made with respect to the timing of temporary difference reversals, the realizability of tax assets and in circumstances where the transaction and calculations for which the ultimate tax determination are uncertain. All tax filings are subject to audit and potential reassessment after the lapse of considerable time. Accordingly, the actual income tax liability may differ significantly from that estimated and recorded by management.

Revenue Recognition
Revenue Recognition
Revenue from the sale of goods is recognized when the significant risks and rewards of ownership have passed to the buyer and it can be reliably measured. Revenues associated with the sale of crude oil, natural gas, natural gas liquids, synthetic crude oil, purchased commodities and refined petroleum products are recognized when the title passes to the customer. Revenues associated with the sale of transportation, processing and natural gas storage services are recognized when the services are provided. Revenues from construction contracts are recognized using the percentage of completion method based upon costs incurred and may be recorded on a net or gross basis dependent on whether the Company is acting as an agent or principal, respectively.
Under take or pay contracts, the Company makes a long-term supply commitment in return for a commitment from the buyer to pay for minimum quantities, whether or not the customer takes delivery. If a buyer has a right to get a “make-up” delivery at a later date, revenue is deferred and recognized only when the product is delivered or the make-up product can no longer be taken. If no such option exists within the contractual terms, revenue is recognized when the take-or-pay penalty is triggered.
Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for goods or services provided in the normal course of business, net of discounts, customs duties and sales taxes. Crude oil and natural gas sold below or above the Company’s working interest share of production results in production underlifts or overlifts. Underlifts are recorded as a receivable at cost with a corresponding decrease to production and operating expense, while overlifts are recorded as a payable at fair value with a corresponding increase to production and operating expense.
Physical exchanges of inventory are reported on a net basis for swaps of similar items, as are sales and purchases made with a common counterparty as part of an arrangement similar to a physical exchange.
Finance income is recognized as the interest accrues using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument to the net carrying amount of the financial asset.

Foreign Currency
Foreign Currency
Functional currency is the currency of the primary economic environment in which the Company and its subsidiaries operate and is normally the currency in which the entity primarily generates and expends cash. The financial statements of Husky's subsidiaries are translated into Canadian dollars, which is the presentation and functional currency of the Company. The assets and liabilities of subsidiaries whose functional currencies are other than Canadian dollars are translated into Canadian dollars at the foreign exchange rate at the balance sheet date, while revenues and expenses of such subsidiaries are translated using average monthly foreign exchange rates, which approximate the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation are included in OCI.
The Company's transactions in foreign currencies are translated to the appropriate functional currency at the foreign exchange rate on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the foreign exchange rate at the balance sheet date and differences arising on translation are recognized in net earnings. Non-monetary assets that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the dates of the transactions.

Share-based Payments
Share-based Payments
In accordance with the Company's stock option plan, stock options to acquire common shares may be granted to officers and certain other employees. The Company records compensation expense over the vesting period based on the fair value of options granted. Compensation expense is recorded in net earnings as part of selling, general and administrative expenses.
The Company's stock option plan is a tandem plan that provides the stock option holder with the right to exercise the stock option or surrender the option for a cash payment. A liability for the stock options is accrued over their vesting period and measured at fair value using the Black-Scholes option pricing model. The liability is revalued each reporting period until it is settled to reflect changes in the fair value of the options. The net change is recognized in net earnings. When stock options are surrendered for cash, the cash settlement paid reduces the outstanding liability. When stock options are exercised for common shares, consideration paid by the stock option holders and the previously recognized liability associated with the stock options are recorded as share capital.
The Company's Performance Share Unit Plan provides a time-vested award to certain officers and employees of the Company. Performance Share Units (“PSU”) entitle participants to receive cash based on the Company's share price at the time of vesting. The amount of cash payment is contingent on the Company's total shareholder return relative to a peer group of companies and achieving a return on capital in use (“ROCIU”) target. ROCIU equals net earnings plus after tax interest expense divided by the two-year average capital employed, less any capital invested in assets that are not in use. Net earnings is adjusted for the difference between actual realized and budgeted commodity prices and foreign exchange rates and other actual and budgeted exceptional items. A liability for expected cash payments is accrued over the vesting period of the PSUs and is revalued at each reporting date based on the market price of the Company's common shares and the expected vesting percentage. Upon vesting, a cash payment is made to the participants and the outstanding liability is reduced by the payment amount.

Earnings per Share
Earnings per Share
The number of basic common shares outstanding is the weighted average number of common shares outstanding for each period. Shares issued during the period are included in the weighted average number of shares from the date consideration is received. The calculation of basic earnings per common share is based on net earnings attributable to common shareholders divided by the weighted average number of common shares outstanding.
The number of diluted common shares outstanding is calculated using the treasury stock method, which assumes that any proceeds received from in-the-money stock options would be used to buy back common shares at the average market price for the period. The calculation of diluted earnings per share is based on net earnings attributable to common shareholders divided by the weighted average number of common shares outstanding adjusted for the effects of all potential dilutive common share issuances, which are comprised of common shares issuable upon exercise of stock options granted to employees. Stock options granted to employees provide the holder with the ability to settle in cash or equity. For the purposes of the diluted earnings per share calculation, the Company must adjust the numerator for the more dilutive effect of cash-settlement versus equity-settlement despite how the stock options are accounted for in net earnings.  As a result, net earnings reported based on accounting of cash-settled stock options may be adjusted for the results of equity-settlements for the purposes of determining the numerator for the diluted earnings per share calculation.

Government Grants
Government Grants
Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. If a grant is received but reasonable assurance and compliance with conditions is not achieved, the grant is recognized as a deferred liability until such conditions are fulfilled. When the grant relates to an expense item, it is recognized as income in the period in which the costs are incurred. Where the grant relates to an asset, it is recognized as a reduction to the net book value of the related asset and recognized in net earnings in equal amounts over the expected useful life of the related asset through lower depletion, depreciation and amortization.

Recent Accounting Standards
Recent Accounting Standards
The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.
Leases
In January 2016, the IASB issued IFRS 16 Leases, which replaces the current IFRS guidance on leases. Under the current guidance, lessees are required to determine if the lease is a finance or operating lease, based on specified criteria. Finance leases are recognized on the balance sheet while operating leases are recognized in the Consolidated Statements of Income when the expense is incurred. Under IFRS 16, lessees must recognize a lease liability and a right-of-use asset for virtually all lease contracts. The recognition of the present value of minimum lease payments for certain contracts currently classified as operating leases will result in increases to assets, liabilities, depletion, depreciation and amortization, and finance expense, and a decrease to production, operating and transportation expense upon implementation. An optional exemption to not recognize certain short-term leases and leases of low value can be applied by lessees. For lessors, the accounting remains essentially unchanged. The standard will be effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted, provided IFRS 15 Revenue from Contracts with Customers, has been applied, or is applied at the same date as IFRS 16.
Implementation of IFRS 16 consists of four phases:

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Project awareness and engagement - This phase includes identifying and engaging the appropriate members of the finance and operations teams, as well as communicating the key requirements of IFRS 16 to stakeholders, and creating a project steering committee.

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Scoping - This phase focuses on identifying and categorizing the Company’s contracts, performing a high-level impact assessment and determining the adoption approach and which optional recognition exemptions will be applied by the Company. This phase also includes identifying the systems impacted by the new accounting standard and evaluating potential system solutions.

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Detailed analysis and solution development - This phase includes assessing which agreements contain leases and determining the expected conversion differences for leases currently accounted for as operating leases under the existing standard. This phase also includes selection of the system solution.

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Implementation - This phase includes implementing the changes required for compliance with IFRS 16. The focus of this phase is the approval and implementation of any new accounting and tax policies, processes, systems and controls, as required, as well as the execution of customized training programs and preparation of disclosures under IFRS 16.

The Company is currently in the detailed analysis and solutions development phase of implementing IFRS 16. The impact on the Company’s consolidated financial statements upon adoption of IFRS 16 is currently being assessed.
Revenue from Contracts with Customers
In September 2015, the IASB published an amendment to IFRS 15, deferring the effective date of the standard by one year to annual periods beginning on or after January 1, 2018. IFRS 15 replaces existing revenue recognition guidance with a single comprehensive accounting model. The standard requires an entity to recognize revenue to reflect the transfer of goods and services for the amount it expects to receive when control is transferred to the purchaser. Early adoption is permitted.
Implementation of IFRS 15 consists of four phases:

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Project awareness and engagement - This phase includes identifying and engaging the appropriate members of the finance and operations teams, as well as communicating the key requirements of IFRS 15 to stakeholders.

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Scoping - This phase focuses on identifying the Company’s major revenue streams, determining how and when revenue is currently recognized and determination of whether any changes are expected upon adoption.

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Detailed analysis and solution development - Steps in this phase include addressing any potential differences in revenue recognition identified in the scoping phase, according to the priority assigned. This involves detailed analysis of the IFRS 15 revenue recognition criteria, review of contracts with customers to ensure revenue recognition practices are in accordance with IFRS 15 and evaluating potential changes to revenue processes and systems.

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Implementation - This phase includes implementing the changes required for compliance with IFRS 15. The focus of this phase is the approval and implementation of any new accounting and tax policies, processes, systems and controls, as required, as well as the execution of customized training programs and preparation of disclosures under IFRS 15.

The Company has completed the assessment of IFRS 15 and is currently in the implementation phase. The Company will retrospectively adopt the standard on January 1, 2018. The adoption of IFRS 15 does not require any material changes to the amounts recorded in the consolidated financial statements; however, it will require additional disclosures.
Financial Instruments
In July 2014, the IASB issued IFRS 9, “Financial Instruments” to replace IAS 39, which provides a single model for classification and measurement based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial instruments. For financial liabilities, the change in fair value resulting from an entity’s own credit risk is recorded in other comprehensive income rather than net earnings, unless this creates an accounting mismatch. IFRS 9 includes a new, forward-looking ‘expected loss’ impairment model that will result in a more timely recognition of expected credit losses. In addition, IFRS 9 provides a substantially-reformed approach to hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018, with required retrospective application and early adoption permitted.
Implementation of IFRS 9 consists of four phases:

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Project awareness and engagement - This phase includes identifying and engaging the appropriate members of the finance and operations teams, as well as communicating the key requirements of IFRS 9 to stakeholders.

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Scoping - This phase focuses on identifying the Company’s financial instruments, determining accounting treatment for in-scope financial instruments under IFRS 9, and determination of whether any changes are expected upon adoption.

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Detailed analysis and solution development - This phase includes addressing differences in accounting for financial instruments. Steps in this phase involve detailed analysis of the IFRS 9 recognition impacts, measurement and disclosure requirements, and evaluating potential changes to accounting processes.

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Implementation - This phase includes implementing the changes required for compliance with IFRS 9. The focus of this phase is the approval and implementation of any new accounting and tax policies, processes, systems and controls, as required, as well as the preparation of disclosures under IFRS 9.

The Company has completed the assessment of IFRS 9 and is currently in the implementation phase. The Company will retrospectively adopt the standard on January 1, 2018. The adoption of IFRS 9 does not require any material changes to the consolidated financial statements.
Amendments to IFRS 2 Share-based Payment
In June 2016, the IASB issued amendments to IFRS 2 to be applied prospectively for annual periods beginning on or after January 1, 2018 with early adoption permitted. The amendments clarify how to account for certain types of share-based payment arrangements. The adoption of the amendments does not have a material impact on the Company’s consolidated financial statements.

Changes in Accounting Policy
Change in Accounting Policy
The Company has applied the following amendments to accounting standards issued by the IASB for the first time for the annual reporting period commencing January 1, 2017:
Amendments to IAS 7 Statement of Cash Flows
The amendments require disclosure of information enabling users of financial statements to evaluate changes in liabilities arising from financing activities. The adoption of this amended standard resulted in the disclosure of a reconciliation to changes in liabilities from financing activities. See Note 15.
Amendments to IAS 12
The amendments clarify the recognition of deferred tax assets for unrealized losses on debt instruments measured at fair value. The adoption of the amendments has no material impact on the Company’s consolidated financial statements.